Property, Plant, and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Member]
Property, Plant, and Equipment (Details) [Line Items]
Depreciation expense	$ 24,969	$ 26,896	$ 106,055	$ 101,498